Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	23 Months Ended	38 Months Ended	46 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended	73 Months Ended	88 Months Ended	98 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	115 Months Ended	116 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000236410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.43%		0.96%
C000221317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(5.16%)				(11.57%)
C000240517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(19.71%)	(9.72%)
C000154547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.08%					6.96%								5.21%
C000153270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.96%					10.46%								8.11%
C000152570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.84%					9.66%									10.60%
C000149539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.91%					11.25%											9.30%
C000154548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.57%					6.63%								6.26%
C000156613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.04%					5.06%							4.58%
C000156614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.34%					8.54%							4.93%
C000157303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.62%					9.37%						7.62%
C000210492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.04%			7.49%
C000205801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(34.17%)					5.81%		4.59%
C000210493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.73%					12.41%	13.45%
C000212225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.98%					(1.34%)	1.05%
C000179059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.22%					7.50%				6.91%
C000201209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(1.95%)					7.19%			6.85%
C000157306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.34%					9.95%						8.93%
C000082529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.74%					10.15%												3.79%
C000061364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.06%					11.08%												8.89%
C000065072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.60%					2.92%												2.97%
C000099140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.09%					3.24%												4.21%
C000119715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.24%					7.30%												5.07%
C000119716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.84%					6.49%												4.43%
C000149148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.48%					8.40%										7.30%
C000148919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(14.19%)					(0.20%)					2.84%
C000149147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.98%					8.97%										7.26%
C000140338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.01%					5.90%												5.01%
C000140337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.40%					8.09%												5.11%
C000133231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.81%					11.22%												9.08%
C000055846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.20%					12.70%												10.09%
C000061363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.50%					6.11%												4.07%
C000052896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.98%					5.36%												5.05%
C000050168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.18%					6.47%												5.47%
C000012094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(12.73%)					(7.01%)												(2.22%)
C000012201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.89%					7.48%												3.55%
C000012200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.66%					6.60%												5.55%
C000012081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.27%					7.37%												4.82%
Without Sales Load [Member] | C000236410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.08%		0.88%
Without Sales Load [Member] | C000221317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(5.33%)				(11.63%)
Without Sales Load [Member] | C000240517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(19.69%)	(9.82%)
Without Sales Load [Member] | C000154547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.04%					7.08%								5.20%
Without Sales Load [Member] | C000153270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	20.12%					10.52%								8.09%
Without Sales Load [Member] | C000152570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	1.79%					9.71%									10.59%
Without Sales Load [Member] | C000149539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	17.78%					11.22%											9.28%
Without Sales Load [Member] | C000154548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.19%					6.70%								6.22%
Without Sales Load [Member] | C000156613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	7.11%					5.24%							4.58%
Without Sales Load [Member] | C000156614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	12.88%					8.58%							4.91%
Without Sales Load [Member] | C000157303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	14.45%					9.36%						7.61%
Without Sales Load [Member] | C000210492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	20.96%			7.41%
Without Sales Load [Member] | C000205801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(34.24%)					5.76%		4.53%
Without Sales Load [Member] | C000210493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	18.58%					12.39%	13.43%
Without Sales Load [Member] | C000212225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.70%					(1.39%)	1.01%
Without Sales Load [Member] | C000179059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.98%					7.66%				6.91%
Without Sales Load [Member] | C000201209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(2.49%)					7.12%			6.81%
Without Sales Load [Member] | C000157306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	15.35%					9.92%						8.93%
Without Sales Load [Member] | C000082529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	22.11%					10.30%												3.87%
Without Sales Load [Member] | C000061364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	16.91%					11.14%												8.91%
Without Sales Load [Member] | C000065072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.63%					3.11%												3.05%
Without Sales Load [Member] | C000099140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.68%					3.29%												4.21%
Without Sales Load [Member] | C000119715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.99%					7.44%												5.10%
Without Sales Load [Member] | C000119716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.68%					6.64%												4.46%
Without Sales Load [Member] | C000149148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.11%					8.49%										7.28%
Without Sales Load [Member] | C000148919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(14.20%)					(0.02%)					2.80%
Without Sales Load [Member] | C000149147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	19.78%					9.11%										7.27%
Without Sales Load [Member] | C000140338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.59%					5.95%												5.01%
Without Sales Load [Member] | C000140337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.40%					8.26%												5.10%
Without Sales Load [Member] | C000133231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	16.88%					11.21%												9.09%
Without Sales Load [Member] | C000055846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	19.39%					12.70%												10.13%
Without Sales Load [Member] | C000061363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.24%					6.22%												4.09%
Without Sales Load [Member] | C000052896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	8.70%					5.51%												5.10%
Without Sales Load [Member] | C000050168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.98%					6.63%												5.52%
Without Sales Load [Member] | C000012094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(13.07%)					(6.83%)												(2.11%)
Without Sales Load [Member] | C000012201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.35%					7.60%												3.57%
Without Sales Load [Member] | C000012200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	8.69%					6.75%												5.62%
Without Sales Load [Member] | C000012081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.22%					7.52%												4.87%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	9.75%					6.29%				6.00%		5.10%	4.99%			5.47%		4.18%
FTSE Emerging All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging All Cap Index
Average Annual Return, Percent	8.14%					4.63%												3.61%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.02%	23.64%	15.67%	5.88%	11.92%	11.05%	11.22%	10.64%	10.05%						9.14%		9.04%	8.74%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	6.27%					3.41%					6.27%							2.63%
S And P Global Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	16.20%					10.50%								8.42%
S And P Developed ex US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	10.38%					7.12%								4.92%
MSCI ACWI Low Carbon Target Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Low Carbon Target Index
Average Annual Return, Percent	17.68%					11.07%											9.04%
Morningstar Exponential Technologies Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Exponential Technologies Index℠
Average Annual Return, Percent	2.03%					10.04%									10.92%
STOXX Global Equity Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Equity Factor Index
Average Annual Return, Percent	20.07%					10.60%								8.29%
STOXX International Equity Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Equity Factor Index
Average Annual Return, Percent	12.62%					6.93%								5.25%
STOXX International Small Cap Equity Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Small-Cap Equity Factor Index
Average Annual Return, Percent	9.18%					6.83%								6.46%
MSCI World ex USA Low Size Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Low Size Index
Average Annual Return, Percent	7.18%					5.24%							4.69%
MSCI World ex USA Enhanced Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Enhanced Value Index
Average Annual Return, Percent	13.44%					8.72%							5.02%
MSCI ACWI ex USA 100 Hedged to USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA 100% Hedged to USD Index
Average Annual Return, Percent	15.45%					9.55%						7.73%
MSCI EAFE Small Cap 100 Hedged to USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap 100% Hedged to USD Index
Average Annual Return, Percent	16.41%					10.25%						9.13%
MSCI World ex USA Investable Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Investable Market Index
Average Annual Return, Percent	10.82%					7.25%				6.62%
NYSE FactSet Global Robotics and Artificial Intelligence Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Robotics and Artificial Intelligence Index
Average Annual Return, Percent	(1.67%)					7.42%			7.07%
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index
Average Annual Return, Percent	(35.22%)					5.58%		4.36%
Morningstar Global Digital Infrastructure And Connectivity IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Digital Infrastructure& Connectivity Index℠
Average Annual Return, Percent	21.23%			7.56%
NYSE FactSet Global Cyber Security Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Cyber Security Index
Average Annual Return, Percent	17.21%					12.43%	13.50%
NYSE FactSet Global Genomics and Immuno Biopharma Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Genomics and Immuno Biopharma Index
Average Annual Return, Percent	5.01%					(1.17%)	1.18%
NYSE FactSet Global Virtual Work and Life Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Virtual Work and Life Index
Average Annual Return, Percent	(4.48%)				(11.10%)
Morningstar Global Emerging Green Technologies Select IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Emerging Green Technologies Select Index℠
Average Annual Return, Percent	(19.56%)	(9.23%)
NYSE FactSet Global Neuro Biopharma and MedTech Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Neuro Biopharma and MedTech Index
Average Annual Return, Percent	4.46%		1.06%
MSCI AC Asia ex Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent	6.24%					3.85%												3.77%
MSCI Europe Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Financials Index
Average Annual Return, Percent	21.48%					10.14%												3.87%
MSCI EAFE Minimum Volatility USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Minimum Volatility (USD) Index
Average Annual Return, Percent	9.89%					3.18%												4.21%
MSCI EAFE IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index
Average Annual Return, Percent	10.92%					7.08%												4.87%
MSCI ACWI ex USA IMI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI
Average Annual Return, Percent	9.78%					6.39%												4.29%
MSCI EAFE100 Hedged to USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® 100% Hedged to USD Index
Average Annual Return, Percent	17.40%					11.27%												9.21%
MSCI Europe IMI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe IMI
Average Annual Return, Percent	10.70%					7.83%												4.86%
MSCI Pacific IMI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific IMI
Average Annual Return, Percent	11.30%					5.83%												4.93%
MSCI China A Inclusion Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Inclusion Index
Average Annual Return, Percent	(13.77%)					0.11%					2.23%
MSCI World ex USA Momentum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Momentum Index
Average Annual Return, Percent	20.32%					9.23%										7.54%
MSCI World ex USA Sector Neutral Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Sector Neutral Quality Index
Average Annual Return, Percent	11.26%					8.45%										7.44%
FTSE China 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Average Annual Return, Percent	(10.92%)					(6.18%)												(1.43%)
MSCI EAFE Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index
Average Annual Return, Percent	8.60%					6.80%												5.79%
MSCI EAFE Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
Average Annual Return, Percent	13.90%					7.53%												3.66%
MSCI Europe Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index
Average Annual Return, Percent	10.88%					6.48%												5.43%
MSCI EAFE Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent	9.09%					5.50%												5.12%
MSCI Kokusai Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Kokusai Index
Average Annual Return, Percent	18.47%					12.38%												9.81%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.21%					7.36%												4.84%